Commitments and Contingencies - Minimum Future Obligations Under Capital and Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital Leases
2018	$ 63
2019	23
2020	0
2021	0
2022	0
Thereafter	0
Total	86
Less: Amount representing interest	(3)
Net	83
Less: Current portion	(61)
Long-term portion	22
Operating Leases
2018	20,235
2019	14,845
2020	10,745
2021	6,839
2022	3,854
Thereafter	4,148
Total	$ 60,666